Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]
The following distributions have been declared and paid subsequent to December 31, 2013:

Distributions
Declared Daily
For Month		Total Cash
Listed	Date Paid	Distribution
December 2013	January 2, 2014	$143,504
January 2014	February 3, 2014	$143,504